Balance Sheet Components	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
BALANCE SHEET COMPONENTS
The following table presents material balance sheet component balances as of December 31, 2016 and December 31, 2015 (in thousands):

	December 31,
	2016	2015
Subscriber acquisition costs
Subscriber acquisition costs	$1,373,080	$958,261
Accumulated amortization	(320,646)	(167,617)
Subscriber acquisition costs, net	$1,052,434	$790,644
Accrued payroll and commissions
Accrued payroll	$24,101	$18,071
Accrued commissions	22,187	20,176
Total accrued payroll and commissions	$46,288	$38,247
Accrued expenses and other current liabilities
Accrued interest payable	$16,944	$17,153
Accrued payroll taxes and withholdings	4,793	3,938
Accrued taxes	3,376	2,683
Wireless restructuring costs	91	4,275
Loss contingencies	2,571	2,504
Other	6,490	5,020
Total accrued expenses and other current liabilities	$34,265	$35,573